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[CDC NVEST FUNDS LOGO]


                            CDC NVEST FUNDS TRUST II

                                                                February 2, 2005

Via EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  CDC Nvest Funds Trust II
     (File Nos.: 2-11101 and 811-242)
     --------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the statements of additional information do not differ from that contained in the Post-Effective Amendment No. 125 that was filed electronically on January 28, 2005.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2822.


                                            Very truly yours,

                                            /s/ Russell Kane
                                            -------------------
                                            Russell Kane
                                            Assistant Secretary